Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited	37,000	(601)	36,399
(b)	Globus Maritime Ltd. – Firment Shipping Inc.	307	-	307

	Total at June 30, 2020	37,307	(601)	36,706
	Less: Current Portion	(2,985)	306	(2,679)
	Long-Term Portion	34,322	(295)	34,027

	Total at December 31, 2019	38,487	(741)	37,746
	Less: Current Portion	(1,487)	292	(1,195)
	Long-Term Portion	37,000	(449)	36,551

Long-Term Debt, net - Annual loan principal paymetns
	(a)	(b)	Total
June 30,	EnTrust	Firment
2021	2,985	-	2,985
2022	34,015	800	34,815
Total	37,000	800	37,800